SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2012	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529
Common Shares Issued in Follow-on Offering		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754
Common Shares Issued in Follow-on Offering		13,800,000	138
Increase in Authorized Shares	90,000,000
Balance as of December 31, 2014	180,000,000	89,182,001	892